INVESTMENT SECURITIES (Schedule of Investments by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
AVAILABLE FOR SALE, Amortized cost
Due in one year or less	$ 91,141
Due after one through two years	14,090
Due after two through three years
Due after three through five years	2,325
Due after five through ten years
Due after ten years
Total	107,556
AVAILABLE FOR SALE, Fair value
Due in one year or less	91,248
Due after one through two years	14,106
Due after two through three years
Due after three through five years	2,322
Due after five through ten years
Due after ten years
Total	$ 107,676
AVAILABLE FOR SALE, Weighted average yield
Due in one year or less	1.63%
Due after one through two years	1.74%
Due after two through three years
Due after three through five years	1.57%
Due after five through ten years
Due after ten years
Total	1.64%
HELD TO MATURITY, Amortized cost
Due in one year or less	$ 525
Due after one through two years	2,784
Due after two through three years	1,594
Due after three through five years	1,250
Due after five through ten years	2,745
Due after ten years	625
Total	9,523	$ 36,618
HELD TO MATURITY, Fair value
Due in one year or less	528
Due after one through two years	2,899
Due after two through three years	1,718
Due after three through five years	1,296
Due after five through ten years	2,919
Due after ten years	630
Total	$ 9,990	$ 36,979
HELD TO MATURITY, Weighted average yield
Due in one year or less	6.20%
Due after one through two years	4.84%
Due after two through three years	4.87%
Due after three through five years	2.76%
Due after five through ten years	3.34%
Due after ten years	2.50%
Total	4.06%